Income Tax - Schedule of Deferred Income tax Assets and Deferred Income Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 118,647	$ 75,550
Operating lease liabilities	276,154	91,193
Net operating loss carry forwards	2,855,567	2,398,580
Share-based compensation	928,639
Others	268,714	59,206
Total deferred income tax assets	4,447,721	2,624,529
Less: Valuation allowance	(4,160,082)	(2,529,266)	$ (2,295,587)	$ (2,188,999)
Total deferred tax assets, net of valuation allowance	287,639	95,263
Intangible assets		(4,070)
Right-of-use assets	(287,639)	(91,193)
Deferred income tax liabilities	$ (287,639)	$ (95,263)